Subsequent Events (Details) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	Mar. 04, 2016	Mar. 28, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events (Details) [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid					$ 0	$ 1,271,730	$ 0
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)						$ 0.510138
Proceeds from Issuance of Common Limited Partners Units						$ 78,286,761
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units					$ 0	$ 78,308,749	$ 0
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 563,056	$ 522,730	$ 499,061
Distribution Made to Limited Partner, Distributions Paid, Per Unit (in Dollars per share)		$ 0.107397	$ 0.107397	$ 0.111233
Best-Efforts Offering [Member]
Subsequent Events (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units (in Shares)						4,486,625
Proceeds from Issuance of Common Limited Partners Units						$ 85,200,000
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units						78,300,000
Partners Capital Account, Units Sold, Price Per Unit						$ 19.00
Best-Efforts Offering [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Partners' Capital Account, Units, Sale of Units (in Shares)	5,263,158	343,541	375,483	380,645
Proceeds from Issuance of Common Limited Partners Units		$ 6,900,000	$ 7,100,000	$ 7,200,000
Proceeds, Net of Offering Costs, from Issuance of Common Limited Partners Units		6,500,000	$ 6,700,000	$ 6,800,000
Partners Capital Account, Units Sold, Price Per Unit	$ 19.00	$ 20.00